MoA Clear Passage 2035 Fund Expense Example - MoA Clear Passage 2035 Fund - MoA Clear Passage 2035 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 494